Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Carrying amounts and fair values of securities available for sale

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$18,731	$846	$1	$19,576
U.S. Government agencies	21,689	485	—	22,174
GSE - Mortgage-backed securities and CMO’s	40,766	379	123	41,022
State and political subdivisions	8,165	701	—	8,866

Total securities available for sale	$89,351	$2,411	$124	$91,638

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$32,073	$1,459	$—	$33,532
U.S. Government agencies	19,142	855	—	19,997
GSE - Mortgage-backed securities and CMO’s	24,016	332	85	24,263
State and political subdivisions	10,071	798	—	10,869

Total securities available for sale	$85,302	$3,444	$85	$88,661

Sales and calls of securities available for sale

	2012	2011	2010
	(dollars in thousands)
Gross proceeds from sales and calls	$42,889	$25,568	$40,623

Realized gains from sales	$1,398	$933	$1,960
Realized losses from sales	(112)	—	(476)

Net realized gains (losses)	$1,286	$933	$1,484

Gross unrealized losses and fair value of investments

	Less than 12 Months		12 Months or More		Total
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$2,485	$1	$—	$—	$2,485	$1
U.S. Gov’t agencies	—	—	—	—	—	—
Mortgage-backed securities and CMO’s	21,355	123	—	—	21,355	123
State and political subdivisions	—	—	—	—	—	—

	$23,840	$124	$—	$—	$23,840	$124

	Less than 12 Months		12 Months or More		Total
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$—	$—	$—	$—	$—	$—
U.S. Gov’t agencies	—	—	—	—	—	—
Mortgage-backed securities and CMO’s	9,734	85	—	—	9,734	85
State and political subdivisions	—	—	—	—	—	—

	$9,734	$85	$—	$—	$9,734	$85

Amortized cost and fair value of the available for sale securities portfolio

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)

Due within one year	$350	$352
Due after one but within five years	36,756	38,145
Due after five but within ten years	9,980	10,494
Due after ten years	1,499	1,625
Mortgage backed securities	40,766	41,022

	$89,351	$91,638